Acquisition - Summary of Fair Value of the Consideration (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 17, 2017
Disclosure Of Business Combinations [Line Items]
Estimated Contingent Payment (Note 25)	$ 143	$ 132	$ 206
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Business Combinations [Line Items]
Common Shares				$ 2,579
Cash				15,005
Fair value of consideration				17,584
Estimated Contingent Payment (Note 25)	$ 143			361
Total Consideration				$ 17,945